INCOME TAXES (Details of income tax expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Current tax expense (income) and adjustments for current tax of prior periods [abstract]
Current income taxes, includes a recovery of $1,511 (2019 - expense of $99) relating to prior taxation years	$ 18,340	$ 3,633
Origination and reversal of temporary differences	(4,541)	(25,119)
Recognition of previously de-recognized tax benefits related to tax losses and temporary differences	(8,593)	(5,150)
Non-recognition of tax benefits related to tax losses and temporary differences	11,035	22,451
Adjustments relating to prior taxation years	1,134	94
Deferred income taxes	(965)	(7,724)
Total income tax expense (recovery)	17,375	(4,091)
Adjustments for current tax of prior periods	$ (1,061)	$ (1,511)